DEBT (Details 9) (Second Priority Notes due 2020, USD $) In Millions, unless otherwise specified	Aug. 04, 2013	Feb. 03, 2013	Apr. 12, 2012
Components of long-term debt
Note issued, interest rate	11.00%	11.00%	11.00%
Threshold percentage for debt that must remain after each redemption		50.00%
Prior to April 15, 2016
Components of long-term debt
Optional prepayment price percentage		100.00%
2016
Components of long-term debt
Optional prepayment price percentage		105.50%
2017
Components of long-term debt
Optional prepayment price percentage		102.75%
2018 and thereafter
Components of long-term debt
Optional prepayment price percentage		100.00%
Prior to April 15, 2015
Components of long-term debt
Percentage limit on amount that can be redeemed		35.00%
Prepayment percentage price as a percent of the principal, with proceeds from certain equity offerings		111.00%
First Quarter 2012 Refinancing Transactions
Components of long-term debt
Note issued, amount			$ 675
Note issued, interest rate			11.00%